Average Annual Total Returns - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock Lifepath Dynamic 2050 Fund	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	8.49%
5 Years	10.60%
10 Years	8.47%
Institutional Shares
Average Annual Return:
1 Year	14.80%
5 Years	12.09%
10 Years	9.34%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.94%
5 Years	10.15%
10 Years	7.39%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.00%
5 Years	8.96%
10 Years	6.93%
Class R Shares
Average Annual Return:
1 Year	14.23%
5 Years	11.57%
10 Years	8.82%
Investor C Shares
Average Annual Return:
1 Year	12.60%
5 Years	10.91%
10 Years	8.39%